Schedule of Stock-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Location, Statement of Income, Balance [Axis]: PULM:GeneralAndAdministrative
Total stock-based compensation expense	$ 25	$ 362
Location, Statement of Income, Balance [Axis]: PULM:ResearchAndDevelopment
Total stock-based compensation expense		149
Location, Statement of Income, Balance [Axis]: PULM:StockBasedCompensation
Total stock-based compensation expense	$ 25	$ 511